Real Estate Assets, Net - Carrying Amount of Real Estate Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Land	$ 202,531	$ 202,531		$ 23,894
Buildings and improvements	1,076,901	1,074,126		139,110
Furniture, fixtures and equipment	43,629	37,463		3,983
Intangible assets	34,905	34,905		3,809
Construction in progress	137,040	127,493		0
Real estate investment property, at cost	1,495,006	1,476,518		170,796
Less: Accumulated depreciation and amortization	(78,453)	(68,035)		(9,704)
Real estate assets, net	$ 1,416,553	$ 1,408,483		$ 161,092
CRII Merger
Business Acquisition [Line Items]
Acquired-in-place leases			$ 33,200